ONTRACK CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.1%
	FIXED INCOME - 39.1%
275,000	SPDR Bloomberg 1-3 Month T-Bill ETF	$ 25,190,000
400,000	WisdomTree Floating Rate Treasury Fund	20,112,000
		45,302,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,327,808)	45,302,000

	OPEN-END FUNDS — 21.0%
	ALTERNATIVE - 5.1%
302,725	NexPoint Merger Arbitrage Fund, Class Z	5,972,755

	FIXED INCOME - 15.9%
1,923,114	PIMCO Short-Term Fund, Institutional Class	18,423,428

	TOTAL OPEN-END FUNDS (Cost $24,481,146)	24,396,183

	SHORT-TERM INVESTMENTS — 40.0%
	MONEY MARKET FUNDS - 40.0%
23,189,676	Fidelity Government Portfolio, Institutional Class, 2.74%(a)	23,189,676
23,189,676	First American Government Obligations Fund, Class Z, 2.74%(a)	23,189,676
	TOTAL MONEY MARKET FUNDS (Cost $46,379,352)	46,379,352

	TOTAL SHORT-TERM INVESTMENTS (Cost $46,379,352)	46,379,352

	TOTAL INVESTMENTS - 100.1% (Cost $116,188,306)	$ 116,077,535
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(86,366)
	NET ASSETS - 100.0%	$ 115,991,169

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven-day effective yield as of September 30, 2022.